UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04023

Exact name of registrant as specified in charter:	Dryden Municipal Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2006

Date of reporting period:	5/31/2006

Item 1. Schedule of Investments

Dryden Municipal Series Fund/ Florida Series

Schedule of Investments

as of May 31, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.3%

Alvin, TX Indpt. Sch. Dist., G.O., Schoolhouse, Ser. A, P.S.F.G.	Aaa	5.00%	2/15/22	$1,010	$1,045,168
Anderson Ind. Sch. Bldg. Corp., Rev. Refi. 1st Mtge.	AAA(c)	5.00	7/15/25	490	511,452
Arbor Greene Cmnty. Dev. Dist., Assmt. Rev.	NR	6.30	5/01/19	260	267,699
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.30	5/01/18	455	467,321
Brevard Cnty. Hlth. Facs. Auth. Hlth. Care Rev., Health First, Inc. Proj.	A2	5.00	4/01/34	500	506,010
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami Proj., Ser. A, E.T.M., M.B.I.A.(b)(d)	Aaa	6.75	5/01/08	185	191,939
Florida St. Brd. Ed. Cap. Outlay, Pub. Ed., Ser. C, F.G.I.C., G.O.	Aaa	5.50	6/01/16	1,000	1,082,280
Florida St. Brd. Ed. Lottery Rev., Ser. A, F.G.I.C.	Aaa	5.75	7/01/19	1,500	1,619,220
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, M.B.I.A.	Aaa	5.25	7/01/17	2,950	3,139,096
Florida St., Rfdg. Dept. of Trans., Right of Way, Ser. A, G.O.	Aa1	5.00	7/01/23	1,500	1,573,845
Fort Myers Util. Rev. Ref. Sys., M.B.I.A.	Aaa	5.00	10/01/31	500	518,355
Gainesville Utility Sys. Rev. Ser. A, F.S.A.	Aaa	5.00	10/01/23	1,000	1,046,240
Golden St. Tobacco Secur. Corp., Tobacco Settlement Rev., Asset Bkd., Ser. A, C.A.B.S., A.M.B.A.C.	Aaa	Zero	6/01/23	500	410,645
Greyhawk Landing Cmnty. Dev. Dist. Rev., Spec. Assmt., Ser. B	NR	6.25	5/01/09	360	363,996
Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp.
Adventist/Sunbelt, Ser. A	A2	6.00	11/15/31	1,000	1,111,160
Adventist Hlth., Ser. D	A2	5.00	11/15/35	500	503,060
Adventist Hlth., Ser. I	A2	5.00	11/16/09	500	515,370
Highlands Cmnty. Dev. Distr. Rev. Spec. Assmt.	NR	5.55	5/01/36	500	504,875
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., M.B.I.A.	Aaa	5.50	10/01/15	1,000	1,073,620
Jacksonville Elec. Auth. Rev. St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	Zero	10/01/10	1,000	843,370
Jacksonville Economic Dev. Commn. Health Care Facs. Rev. Mayo Clinic	Aa2	5.00	11/15/36	1,000	1,022,810
Jacksonville Sales Tax Rev.,
A.M.B.A.C.	Aaa	5.50	10/01/18	1,000	1,073,080
F.G.I.C.	Aaa	5.375	10/01/18	1,000	1,073,310
Jacksonville Swr. & Solid Wste. Disp. Facs. Rev., Anheuser Busch Proj., A.M.T.	A1	5.875	2/01/36	1,000	1,020,960
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa	6.35	8/01/25	1,500	1,532,805
Maryland St. Hlth. & Higher Ed. Facs. Auth. Rev., Univ. Maryland Med. Systems (b)	A3	6.75	7/01/10	500	560,780

Miami Dade Cnty. Sch. Brd. Rev., Ser. A, F.S.A.(b)	Aaa	6.00		10/01/09	1,000	1,071,120
Miami Homeland Defense/Neighborhood, M.B.I.A., G.O.	Aaa	5.50		1/01/20	2,000	2,145,620
Northern Palm Beach Cnty. Impt. Dist., Rev. Rfdg. Wtr. Ctrl. Impvt. Unit Dev., Ser. 9-B, M.B.I.A.	Aaa	5.00		8/01/22	1,230	1,293,382
Orlando Util. Cmnty., Wtr. & Elec. Rev., Ser. C	Aa1	5.25		10/01/21	2,000	2,119,020
Osceola Cnty., Infrastructure Sales Surtax, Rev., A.M.B.A.C.	Aaa	5.375		10/01/17	1,995	2,141,253
Palm Beach Cnty. Arpt. Sys. Rev. Amt. Ser. A, M.B.I.A.	Aaa	5.00		10/01/34	1,250	1,264,000
Palm Beach Cnty. Sch. Brd., C.O.P.,
Ser. A, F.G.I.C.	Aaa	5.00		8/01/24	2,150	2,224,154
Ser. A, F.G.I.C.	Aaa	5.00		8/01/29	1,500	1,538,310
Ser. A, F.S.A.	Aaa	5.00		8/01/31	1,000	1,032,130
Palm Beach Cnty. Pub. Impvt. Rev., Conv. Ctr. Proj., F.G.I.C.(b)	Aaa	5.50		11/01/11	1,055	1,142,934
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40		5/01/36	350	351,050
Pembroke Pines Pub. Impvt. Rev., A.M.B.A.C.	Aaa	5.50		10/01/16	1,360	1,477,259
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aaa	5.25		10/01/17	1,000	1,076,770
Sch. Impvt., F.S.A.	Aaa	5.25		10/01/18	1,000	1,073,130
Puerto Rico Comwlth., G.O., R.I.T.E.S., 642B, M.B.I.A.(h)	NR	7.254	(f)	7/01/12	1,500	1,806,420
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Rev., Ser. E	Aaa	5.70		2/01/10	500	533,965
South Broward Hosp. Dist. Rev. Ref-Hosp., M.B.I.A.	Aaa	5.00		5/01/35	1,000	1,029,120
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. F, Class II, A.M.T.	Aa2	6.125		1/01/27	675	701,190
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.25		10/01/18	1,000	1,077,500
West Palm Beach Cmnty. Redev. Tax Allocation	A(c)	5.00		3/01/35	1,000	1,002,990

Total long-term investments (cost $48,358,452)						49,679,783

SHORT-TERM INVESTMENTS 1.0%

Municipal Secs. Trust Ctfs., F.R.D.D., 144A, G.O. (e)(g)	A-1(c)	3.58		6/01/06	200	200,000
Orange Cnty. Facs. Auth. Edl. Facs., Rev. Edl. Adj.-Rollins College Proj., F.R.D.D.(e)	VMIG1	3.59		6/01/06	300	300,000

Total short-term investments (cost $500,000)						500,000

Total Investments 99.3% (cost $48,858,452) (i)						50,179,783

Other assets in excess of liabilities (j) 0.7%						371,762

Net Assets 100%						$50,551,545

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.- American Municipal Bond Assurance Corporation.

A.M.T.- Alternative Minimum Tax.

C.A.B.S.-Capital Appreciation Bonds.

C.O.P.-Certificates of Participation.

E.T.M.-Escrowed to Maturity.

F.G.I.C.-Financial Guaranty Insurance Company.

F.R.D.D.-Floating Rate (daily) Demand Note (e).

F.S.A.-Financial Security Assurance.

G.O.-General Obligation.

M.B.I.A.-Municipal Bond Insurance Association.

P.S.F.G.-Public School Funding Guaranty.

R.I.T.E.S.-Residual Interest Tax Exempt Securities Receipts.

(b)	All or partial pre-refunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c)	Standard & Poor’s Rating.
(d)	Partial principal amount pledged as collateral for financial futures contracts.
(e)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(h)	Indicates a security that has been deemed illiquid.
(i)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$48,853,371	$1,404,022	$77,610	$1,326,412

The difference between book and tax basis is primarily attributable to the difference in accreting market discount for book and tax purposes.

(j)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on open financial futures contracts as follows:

Open futures contracts at May 31, 2006:

Number of Contracts	Type	Expiration Date	Value at May 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Position:
4	U.S. Treasury 2 Yr. Notes	Sep. 2006	$812,875	$814,259	$(1,384)

	Short Positions:
8	U.S. Treasury 5 Yr. Notes	Sep. 2006	828,875	832,294	3,419
34	U.S. Treasury 10 Yr. Notes	Sep. 2006	3,567,343	3,579,101	11,758

					$13,793

Dryden Municipal Series Fund/New Jersey Series

Schedule of Investments

as of May 31, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 98.4%

Municipal Bonds

Camden Cnty. Impt. Auth. Rev. Cooper Health	Baa3	5.00%	2/15/35	$2,750		$2,724,535
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, M.B.I.A.	Aaa	6.80	3/01/21	2,615	(e)	3,299,659
Casino Reinvestment Dev. Auth. New Jersey Hotel Room Fee Rev., A.M.B.A.C.	Aaa	5.00	1/01/25	500		520,420
Clearview Reg. High Sch. Dist., G.O., F.G.I.C.	Aaa	5.375	8/01/15	1,205		1,300,761
Delaware River Port Auth., Rev. Penn. & NJ Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.625	1/01/26	5,000		5,275,399
Essex Cnty. Impvt. Auth. Proj. Rev., F.S.A.	Aaa	5.125	12/15/18	3,000		3,185,640
Essex Cnty. Impvt. Auth., Lease- Cogen Facs. Proj. Rev., F.G.I.C.	Aaa	5.25	1/01/19	1,110		1,174,791
Gloucester Cnty. Impvt. Auth., Solid Wste. Recov. Rev. Wste. Mgmt. Proj., Ser. A	BBB(d)	6.85	12/01/09	3,000		3,251,190
Guam Govt. Wtrwks. Auth. Rev.	Ba2	6.00	7/01/25	500		531,615
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	Aaa	6.60	6/01/10	1,600		1,771,680
G.O., F.G.I.C.	Aaa	6.60	6/01/11	1,600		1,807,856
Middlesex Cnty. Impvt. Auth. Rev., Rfdg., Cnty. Gtd., Golf Course Projs.	Aa1	5.25	6/01/18	1,080		1,156,378
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax(c)	Baa2	5.625	6/15/19	500		525,070
Cigarette Tax	Baa2	5.75	6/15/34	1,000		1,054,540
First Mtge. - Franciscan Oaks	NR	5.70	10/01/17	2,040		2,088,817
First Mtge. - Keswick Pines	NR	5.75	1/01/24	1,750		1,777,580
First Mtge. - The Evergreens	NR	5.875	10/01/12	1,200		1,218,000
First Mtge. - The Evergreens	NR	6.00	10/01/22	1,400		1,425,578
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.(c)	Baa3	Zero	4/01/08	1,020		954,383
Masonic Charity Fdn. Proj.	A+(d)	5.875	6/01/18	250		270,060
Masonic Charity Fdn. Proj. Natural Gas Facs. Rev., NUI Corp.	A+(d)	6.00	6/01/25	1,150		1,258,376
Proj., Ser. A, M.B.I.A., A.M.T.	Aaa	5.70	6/01/32	1,500		1,547,670
Sch. Facs. Constrs., Ser. A, A.M.B.A.C.(c)	Aaa	5.25	6/15/11	2,000		2,138,640
Sch. Facs. Constrs., Ser. O	A1	5.25	3/01/26	2,000		2,113,300

Sch. Facs. Constrs., Ser. O	A1	5.125		3/01/30	2,175		2,245,253
St. Lease Rev., Liberty St. Pk. Proj., Ser. C, F.S.A.	Aaa	5.00		3/01/20	1,400		1,465,548
Wtr. Facs., R.I.T.E.S., PA-98, F.G.I.C., A.M.T.	AAA(d)	7.44685	(g)	11/01/29	5,000	(f)	5,180,399
New Jersey Hlth. Care Facs. Fin. Auth.
Rev., Atlantic City Med. Ctr.	A2	6.25		7/01/17	1,750		1,928,920
Dept. Human Svcs., Greystone Pk. Psychiatric Hosp., A.M.B.A.C.	Aaa	5.00		9/15/26	3,000		3,105,750
Holy Name Hosp.	Baa2	5.00		7/01/36	1,000		996,870
Saint Peter’s Univ. Hosp., Ser. A	Baa1	6.875		7/01/30	1,750		1,887,480
South Jersey Hosp.	Baa1	6.00		7/01/26	1,000		1,056,950
South Jersey Hosp.	Baa1	6.00		7/01/32	1,000		1,052,920
St. Joseph’s Hosp. & Med. Ctr., Ser. A, CONNIE LEE	AAA(d)	5.70		7/01/11	2,375		2,425,635
New Jersey St. Ed. Facs. Auth. Rev.,
Coll. of New Jersey, Ser. C, F.G.I.C.	Aaa	5.375		7/01/17	1,000		1,070,770
Felician College of Lodi., Ser. D	NR	7.375		11/01/22	1,140		1,190,092
Kean Univ., M.B.I.A.	Aaa	5.00		7/01/30	1,000		1,033,580
Montclair St. Univ., Ser. F, F.G.I.C.	Aaa	5.00		7/01/25	3,850		4,012,508
William Patterson Univ., Ser. A, F.G.I.C.	Aaa	5.00		7/01/28	3,445		3,560,511
New Jersey St. Hwy. Auth. Garden St. Pkwy.,
Gen. Rev.(c)	A1	5.75		1/01/10	2,500		2,694,100
Gen. Rev.(c)	A1	5.625		1/01/10	1,650		1,771,242
Gen. Rev., E.T.M.(c)	A1	6.20		1/01/10	3,035		3,217,191
New Jersey St. Tpke. Auth., Tpke. Rev.,
Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa	Zero		1/01/35	1,500		991,605
Ser. A, F.S.A.	Aaa	5.00		1/01/20	2,500		2,615,275
Ser. A, F.S.A.	Aaa	5.00		1/01/23	3,000		3,127,410
Unrfdg., Ser. A, M.B.I.A.	Aaa	5.75		1/01/18	1,465		1,556,284
New Jersey St. Trans. Trust Fund Auth. Rev., R.I.T.E.S., PA-646, M.B.I.A.	NR	11.00058	(g)	12/15/08	2,475	(f)	3,363,154
Trans. Sys., Ser. D	A1	5.00		6/15/20	3,000		3,108,090
New Jersey St. Transn. Sys. – Ser. A	A1	5.50		12/15/23	2,500		2,778,375
New Jersey Wtr. Supply Auth. Rev., Manasquan Reservoir Wtr. Supply, M.B.I.A.	Aaa	5.00		8/01/20	1,250		1,312,738
Newark Hsg. Auth. Rev., Port Auth., Newark Marine Terminal, M.B.I.A.	Aaa	5.00		1/01/34	3,000		3,077,910
Newark, G.O., F.S.A.	Aaa	5.00		10/01/22	2,000		2,092,480
North Bergen Twnship. Mun. Util. Auth. Swr. Rev., M.B.I.A.	Aaa	5.25		12/15/17	1,800		1,930,626
Port Auth. of New York & New Jersey Rev.,
Cons., Ser. 127, A.M.B.A.C., A.M.T.	Aaa	5.50		12/15/15	3,000		3,217,800
Cons., Ser. 135	A1	5.00		3/15/39	2,380		2,446,450
Puerto Rico Comnwlth. Hwy. & Trans. Auth. Trans. Rev., Ser. J(c)	Baa3	5.50		7/01/14	1,320		1,448,872
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp. Rev., Ser. A, M.B.I.A.(c)	Aaa	5.50		8/01/11	1,500		1,620,495
Rutgers - The St. Univ. of New Jersey, Rev., Ser. A	Aa3	6.40		5/01/13	2,000		2,205,080

Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd.	Baa3	5.75	6/01/32	3,500	3,629,115
Asset Bkd.	Baa3	6.125	6/01/42	2,000	2,110,100
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	BBB(d)	6.50	10/01/24	750	821,093
West Morris Reg. High Sch.,
G.O., M.B.I.A.	Aaa	5.00	5/01/23	2,145	2,237,450
G.O., M.B.I.A.	Aaa	5.00	5/01/24	2,246	2,339,748

Total long-term investments (cost $125,492,948)					130,297,807

SHORT-TERM INVESTMENTS 2.8%

Municipal Bonds
New Jersey Econ. Dev. Auth., Wtr. Facs. Rev., Rfdg.United Wtr. New Jersey Inc., Proj. A, A.M.B.A.C., F.R.D.D.(b)	VMIG1	3.49	6/01/06	2,390	2,390,000
Port Auth. of New York & New Jersey, Versatile Structure Spl. Oblig., Rev., Ser. 6, A.M.T., F.R.D.D.(b)	VMIG1	3.50	6/01/06	1,300	1,300,000

Total short-term investments (cost $3,690,000)					3,690,000

Total Investments 101.2% (cost $129,182,948) (h)					133,987,807

Liabilities in excess of other assets (1.2%) (i)					(1,601,335)

Net Assets 100%					$132,386,472

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

CONNIE LEE – College Construction Loan Insurance Association.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note (b).

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

NR – Not Rated by Moody’s or Standard & Poor’s.

R.I.T.E.S. – Residual Interest Tax Exempt Securities Receipts.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity dates of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. The rate in effect is the rate at May 31, 2006.
(c)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d)	Standard & Poor’s rating.
(e)	Partial principal amount pledged as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid.
(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2006.

(h)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$128,940,319	$5,556,139	$508,651	$5,047,488

The difference between book and tax basis was primarily attributed to the difference in the treatment of accretion of market discount.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on open financial futures contracts and interest rate swap agreement as follows:

Open futures contracts outstanding at May 31, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2006	Unrealized Appreciation
	Short Positions:
8	U.S. Treasury 2 yr. Notes	June 2006	$1,633,292	$1,625,000	$8,292
43	U.S. Treasury 5 yr. Notes	Sep. 2006	4,473,134	4,455,203	17,931
8	U.S. Treasury 10 yr. Notes	Sep. 2006	842,120	839,375	2,745
37	U.S. Treasury 30 yr. Bonds	Sep. 2006	3,953,353	3,930,094	23,259

					$52,227

Interest rate swap agreement outstanding at May 31, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services, Inc. *	6/15/2026	$3,500,000	4.155%	BMA Municipal Swap Index	(100,017)

*	Portfolio pays the floating rate and receives the fixed rate.

Dryden Municipal Series Fund/New York Series

Schedule of Investments

as of May 31, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.8%

Municipal Bonds
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.125%	11/15/20	$500	$543,540
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Bard Coll.	A3	5.75	8/01/30	3,500	3,730,440
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	3,000	3,199,350
Erie Cnty. Tobacco Asset Securitization Corp., Rev., Asset Bkd., Ser. A	BBB(d)	5.00	6/01/45	1,000	952,330
Islip Res. Rec. Agcy., Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,745	1,958,256
Long Island. Pwr. Auth. Elec. Sys., Rev. Gen-Ser. B	A3	5.00	12/01/35	2,000	2,047,440
Metro. Trans. Auth., Rev. Svc. Contract,
Ser. 7, C.A.B.S., E.T.M., M.B.I.A.(c)	A1	Zero	7/01/08	4,500	4,175,055
Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000	3,248,340
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	5,000	5,378,900
Trans., Ser. F	A2	5.00	11/15/30	3,000	3,059,040
Monroe Cnty. Indl. Dev. Agcy. Civic Fac. Rev., Refdg. Highland Hosp. Rochester	Baa1	5.00	8/01/22	2,000	2,003,940
New York City Ind. Dev. Agcy. Spec. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.50	1/01/24	1,500	1,584,555
New York City Mun .Wtr. Fin. Auth., Rev.,
Ser. F	Aa2	5.00	6/15/29	1,500	1,529,040
Unrfdg. Balance, Ser. B	Aa2	6.00	6/15/33	985	1,072,409
New York City Trans. Fin. Auth. Future Tax Sec.,
Ser. A	Aa1	5.50	11/01/26	2,650	2,849,519
Ser. B	Aa1	5.50	2/01/17	1,920	2,066,515
Ser. B	Aa1	5.25	8/01/20	4,000	4,272,480
Ser. B	Aa1	5.25	2/01/29	2,500	2,642,125
New York City, G.O.,
Ser. A(c)	A1	6.00	5/15/10	100	109,274
Ser. A	A1	6.00	5/15/30	10	10,776
Ser. G	A1	5.00	12/01/20	1,500	1,551,420
Ser. I(c)	AAA(d)	6.10	4/15/07	85	87,644
Ser. I-1	A1	5.00	4/01/26	1,000	1,027,310
Ser. J-1	A1	5.00	6/01/27	2,000	2,050,640
New York Conven. Ctr. Dev. Corp. Rev., Hotel Unit Fee Sec’d., A.M.B.A.C.	Aaa	5.00	11/15/30	3,000	3,100,410
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B	A1	6.00	7/01/14	3,000	3,292,320
City Univ. Sys. Cons., Ser. D, E.T.M.(c)	A1	7.00	7/01/09	1,020	1,069,113
Lease Rev., Ser. B	Aa3	5.25	7/01/13	3,000	3,208,230
Mental Hlth. Svcs. Facs. Impvt., Ser. B	A1	6.50	8/15/11	3,000	3,355,500
Mt. Sinai NYU Hlth.	Ba1	5.50	7/01/26	500	505,110
Mt. Sinai NYU Hlth., Ser. C	Ba1	5.50	7/01/26	2,750	2,778,105

Ref. Sec’d. Hosp. Catskill, F.G.I.C.	Aaa	5.25		2/15/17	1,000	1,070,490
Rochester Inst. Tech., Ser .A	Aaa	5.25		7/01/20	2,100	2,311,365
Rochester Inst. Tech., Ser .A	Aaa	5.25		7/01/21	2,000	2,204,500
Ser. B	A1	5.25		5/15/12	3,000	3,204,630
St. Personal Income-Tax Ed., Ser. A.(c)	Aa3	5.375		3/15/13	2,000	2,181,060
St. Personal Income-Tax Rev., Ser. F	Aaa	5.00		3/15/23	2,000	2,085,080
New York St. Engy. Res. & Dev. Auth. Rev., Bklyn. Union Gas, Keyspan, Ser. A, F.G.I.C.(e)	Aaa	4.70		2/01/24	2,000	1,983,060
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds.
Pooled Fin., Ser. B	Aaa	5.50		10/15/23	3,750	4,281,638
Pooled Fin., Wtr. Proj.	Aaa	5.00		6/15/34	2,000	2,062,020
Poll. Ctrl., Ser. E	Aaa	6.50		6/15/14	35	35,079
Wtr. Proj., Ser. K	Aaa	5.25		6/15/22	3,000	3,181,200
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(c)	A1	8.00		5/01/11	3,600	4,031,208
New York St. Local Gov’t. Assist. Corp. Rev.,
C.A.B.S., Ser. C	Aa3	Zero		4/01/14	5,882	4,253,921
Ser. E	Aa3	6.00		4/01/14	3,000	3,393,420
New York St. Mun. Bond Bank Agcy. Spec. Sch. Purp. Rev., Ser. C	A+(d)	5.50		12/01/13	5,070	5,505,513
New York St. Pwr. Auth. Rev.,
Ser. A	Aa2	5.25		11/15/16	3,000	3,215,670
Ser. A	Aa2	5.00		11/15/19	2,500	2,622,500
Ser. A, F.G.I.C.	Aaa	5.00		11/15/20	2,000	2,104,620
New York St. Thrwy. Auth., St. Personal Income Tax Rev., Trans.,
Ser. A.(c)	Aa3	5.50		3/15/12	1,000	1,088,830
Svc. Contract Rev., Local Hwy. & Bridge	A1	5.50		4/01/15	3,000	3,234,000
New York St. Urban Dev. Corp. Rev., Correctional Cap. Facs., A.M.B.A.C., T.C.R.S., C.A.B.S.	Aaa	Zero		1/01/08	8,000	7,539,439
Port Auth. of New York & New Jersey Cons. Rev., Ser. 135	A1	5.00		3/15/39	3,000	3,083,760
Puerto Rico Comnwlth., Hwy. & Transit Rev., F.G.I.C.	Aaa	5.00		7/01/26	4,000	4,158,880
Puerto Rico Comnwlth., Pub. Impvt. Rfdg.,
R.I.T.E.S., PA 625, A.M.B.A.C., T.C.R.S.(f)	NR	9.73	(g)	7/01/10	3,250	4,029,610
M.B.I.A., G.O.	Aaa	7.00		7/01/10	1,250	1,399,925
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E.(c)	Aaa	5.70		2/01/10	2,000	2,135,860
Tobacco Settlement Fin. Corp. Rev., Ser. C-1	A1	5.50		6/01/15	2,000	2,106,860
Triborough Bridge & Tunnel Auth. New York Rev.,
Ser. B	Aa2	5.00		11/15/32	3,000	3,066,300
Ser. B, M.B.I.A.	Aaa	5.50		11/15/19	5,000	5,624,450
Virgin Islands Pub. Fin. Auth. Gross Rcpts. Taxes, Ser.A	BBB(d)	6.50		10/01/24	1,000	1,094,790
Westchester Tobacco Asset Securization Corp. Rev.	BBB(d)	5.125		6/01/38	1,000	979,210

Total long-term investments (cost $152,994,695)						157,728,014

SHORT-TERM INVESTMENTS 1.5%

Municipal Bonds

Municipal Secs. Trust Certs., Ser. 2000-89, Class A, F.R.D.D., 144A (b)(h)	VMIG1	3.58	6/01/06	245	245,000
New York City Mun .Wtr. Fin. Auth., Rev., Ser. A, F.G.I.C., F.R.D.D.(b)	VMIG1	3.50	6/01/06	100	100,000
New York St. Local Govt. Assistance Corp. Rev., A.M.B.A.C., F.R.D.D.(b)	A-1+(d)	3.55	6/01/06	2,100	2,100,000

Total short-term investments (cost $2,445,000)					2,445,000

Total Investments 100.3% (cost $155,439,695) (i)					160,173,014

Liabilities in excess of other assets (j) (0.3%)					(479,684)

Net Assets 100%					$159,693,330

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note (b).

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

NR – Not Rated by Moody’s or Standard & Poor’s.

R.I.T.E.S – Residual Interest Tax Exempt Securities Receipts.

T.C.R.S. – Transferable Custodial Receipts.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. The rate in effect is the rate at May 31, 2006.
(c)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d)	Standard & Poor’s rating.
(e)	Partial principal amount pledged as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid.
(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2006.
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(i)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$155,340,533	$5,367,158	$534,677	$4,832,481

The difference between book basis and tax basis is primarily attributable to the difference in accreting market discount for book and tax purposes.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on open financial futures contracts as follows:

Open future contracts outstanding at May 31, 2006 :

Number of Contracts	Type	Expiration Date	Value at May 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Position:
3	U.S. Treasury 2 yr. Notes	Sep. 2006	$609,656	$610,694	$(1,038)
	Short Positions:
41	U.S. Treasury 5 yr. Notes	Sep. 2006	4,247,984	4,265,061	17,077
34	U.S. Treasury 10 yr. Notes	Sep. 2006	3,567,344	3,579,102	11,758
32	U.S. Treasury Bonds	Sep. 2006	3,399,000	3,421,594	22,594

					$50,391

Dryden Municipal Series Fund/ Pennsylvania Series

Schedule of Investments

as of May 31, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.3%

Municipal Bonds

Allegheny Cnty. San. Auth. Swr. Rev.,
M.B.I.A.	Aaa	5.375%	12/01/17	$2,000	$2,151,880
M.B.I.A.(b)	Aaa	5.50	12/01/10	2,500	2,681,750
M.B.I.A.(b)	Aaa	5.50	12/01/10	2,540	2,730,094
M.B.I.A., Unrefunded Balance	Aaa	5.50	12/01/30	460	491,423
Allentown, G.O., F.G.I.C.	Aaa	5.00	10/01/22	1,350	1,400,423
Armstrong Cnty., G.O., M.B.I.A.	Aaa	5.40	6/01/31	2,000	2,113,700
Bensalem Twnshp. Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	8/15/20	1,375	1,417,309
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa	5.70	10/01/14	1,250	1,384,225
Bristol Boro Sch. Dist., G.O., F.S.A.	Aaa	5.25	3/01/31	1,000	1,056,940
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.375	6/01/16	1,080	1,159,002
Canon McMillan Sch. Dist., Ser. B, F.G.I.C., G.O.(e)	Aaa	5.50	12/01/29	3,000	3,179,849
Central Bucks Sch. Dist., G.O.,
M.B.I.A.	Aaa	5.00	5/15/15	2,000	2,114,380
M.B.I.A.	Aaa	5.00	5/15/16	2,000	2,114,380
Chambersburg Area Sch. Dist., G.O., F.S.A.	Aaa	5.00	3/01/24	1,000	1,033,460
Chartiers Valley Sch. Dist., Ser. A, G.O., F.S.A.	Aaa	5.00	10/15/22	2,570	2,680,536
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj.	A-(c)	6.25	4/01/30	1,000	1,041,970
Delaware River Port Auth. Rev., PA & NJ Rev.,
F.G.I.C.	Aaa	5.40	1/01/16	2,750	2,808,465
Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.70	1/01/22	1,000	1,059,480
Easton Area Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	3/15/15	2,360	2,493,198
Erie Cnty., Indl. Dev. G.O., Ser. B, F.G.I.C.	Aaa	5.00	9/01/23	2,450	2,562,455
Erie Parking Auth. Facs. Rev. Gtd., F.S.A.	Aaa	5.00	9/01/26	1,000	1,033,070
Greater Johnstown Sch. Dist., G.O., Ser. B, M.B.I.A.	Aaa	5.50	8/01/17	1,250	1,342,188
Kennett Cons. Sch. Dist., G.O., Ser. A, F.G.I.C.(b)	Aaa	5.50	2/15/12	1,035	1,122,768
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj.	A(c)	5.50	3/15/26	1,500	1,554,300
Lancaster Ind. Dev. Auth. Rev., Garden Spot Vlge. Proj., Ser. A	NR	7.625	5/01/31	1,000	1,145,270
Lancaster Higher Ed. Auth. College Rev.	A1	5.00	4/15/27	1,000	1,029,000
Lebanon Cnty. Hlth. Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa2	6.00	11/15/35	1,000	1,059,720

Schedule of Investments

as of May 31, 2006 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lehigh Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Rfdg. Elec. Util. Corp. Proj., F.G.I.C.	Aaa	4.75	2/15/27	$1,000	$998,620
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center	BBB+(c)	6.00	1/01/43	750	788,940
Montgomery Cnty., G.O.	Aaa	5.25	9/15/16	2,895	3,079,411
Neshaminy Sch. Dist. G.O., A.M.B.A.C.	Aaa	5.00	5/01/24	2,000	2,092,240
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/01/11	2,195	2,386,514
Owen J. Roberts Sch. Dist., G.O., F.S.A.	Aaa	5.50	8/15/19	1,520	1,656,739
Pennridge Sch. Dist., G.O., M.B.I.A.	Aaa	5.125	2/15/19	1,610	1,698,470
Pennsylvania Econ. Dev. Fin. Rev., Auth. Res. Recov. Rev. Rfdg. Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	500	524,755
Ser. F, A.M.B.A.C., A.M.T.	Aaa	4.625	12/01/18	500	497,840
Rfdg. Sub-Colver Proj., Ser. G, A.M.T.	NR	5.125	12/01/15	500	494,415
Pennsylvania St. Higher Edl. Facs. Auth. Rev.,
Drexel Univ.(b)	A2	6.00	5/01/09	2,500	2,654,650
Philadelphia Univ.	Baa2	6.10	6/01/30	90	96,032
Temple Univ., 1st Ser., M.B.I.A.	Aaa	5.00	4/01/21	2,265	2,325,996
Thomas Jefferson Univ.	A1	5.50	1/01/17	1,000	1,064,000
Ursinus Coll., Ser. A(b)	NR	5.90	1/01/07	1,925	1,988,005
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	Aaa	5.50	7/01/17	4,000	4,341,120
A.M.B.A.C.	Aaa	5.50	7/01/20	2,750	2,984,519
Pennsylvania St. Tpke. Comn. Rev.,
Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,045	2,252,077
Oil Franchise Tax Rev., Ser. A, A.M.B.A.C.	Aaa	5.25	12/01/18	1,065	1,107,856
Ser. A, A.M.B.A.C., E.T.M.(b)	Aaa	5.25	12/01/18	1,435	1,495,184
Philadelphia Hosps. & Higher Ed., 144A Facs. Auth. Hosp. Rev., Grad. Hlth. Sys.(d)(f)	Ca	7.25	7/01/18	1,803	18
Philadelphia Ind. Dev. Auth. Lease Rev., Ser. B, F.S.A.	Aaa	5.50	10/01/18	2,000	2,158,140
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aaa	5.625	9/01/19	2,500	2,643,450
Philadelphia Wtr. & Wste. Wtr. Rev., Ser. A, F.S.A.	Aaa	5.25	7/01/19	2,000	2,140,000
Philadelphia, G.O., F.G.I.C.	Aaa	5.125	5/15/14	1,800	1,876,500
Pittsburgh Urban Redev. Auth., Mtge. Rev., F.H.A. Mtgs., G.N.M.A./F.N.M.A., Ser. A, A.M.T.	Aa1	6.25	10/01/28	820	825,478
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	6.50	9/01/13	4,000	4,538,239

Schedule of Investments

as of May 31, 2006 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Ser. I, F.G.I.C.	Aaa	5.00		7/01/25	$2,000	$2,079,440
Puerto Rico Comnwlth., Pub. Impvt.,
R.I.T.E.S., PA 625, A.M.B.A.C., G.O., 144A(f)	NR	9.73	(g)	7/01/10	2,015	2,498,358
R.I.T.E.S., PA 642A, M.B.I.A., G.O., 144A(f)	NR	7.254	(g)	7/01/10	1,500	1,725,090
Rfdg., M.B.I.A., G.O.	Baa3	7.00		7/01/10	720	806,357
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T.	BBB(c)	5.10		4/01/09	1,000	1,023,500
Springfield Sch. Dist., Delaware Cnty., G.O., F.S.A.(b)	Aaa	5.50		3/15/12	2,450	2,659,696
Union Cnty. Higher Ed. Facs. Fin. Auth. Univ. Rev., Bucknell Univ., Ser. A	Aa2	5.25		4/01/20	1,080	1,151,183
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	Aaa	Zero		11/01/12	1,035	803,595
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.00		10/01/22	1,000	1,048,530
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25		6/01/22	2,400	2,597,880
Westmoreland Cnty. Industrial Rev., Gtd., Valley Landfill Proj., A.M.T.	BBB(c)	5.10		5/01/09	1,000	1,023,960
York County,
G.O., M.B.I.A.	Aaa	5.00		6/01/26	1,000	1,039,880
G.O., M.B.I.A.	Aaa	5.00		6/01/29	1,190	1,231,864

Total long-term investments (cost $112,709,413)						114,359,776

SHORT-TERM INVESTMENTS 0.3%

Municipal Bonds

Penn. St. G.O., Municipal Secs. Trust Ctfs., Ser. 2000-110, F.R.D.D. 144A(h)	A-1(c)	3.55		6/01/06	200	200,000
South Fork Municipal Auth., Conemaugh Health Sys., Ser. A, F.R.D.D.(h)	A-1+(c)	3.56		6/01/06	200	200,000

Total short-term investments (cost $400,000)						400,000

Total Investments 98.6% (cost $113,109,413)(i)						114,759,776

Other assets in excess of liabilities (j) 1.4%						1,578,482

Net Assets 100%						$116,338,258

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Corporation.

F.H.A. —Federal Housing Administration.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note(h).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Association.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(b)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c)	Standard & Poor’s Rating.
(d)	Issuer in default on interest payments. Non-income producing security.
(e)	Partial principal amount pledged as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid.
(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate in effect at May 31, 2006.
(h)	For purposes of amortized cost valuation, the maturity dates of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(i)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$113,064,010	$3,767,277	$2,071,511	$1,695,766

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of premium amortization and accreting market discount for book and tax purposes.

(j)	Other assets in excess of liabilities include net unrealized appreciation on open financial futures contracts and interest rate swap agreement as follows:

Open futures contracts as of May 31, 2006:

Number of Contracts	Type	Expiration Date	Value at May 31, 2006	Value at Trade Date	Unrealized Appreciation
	Short Positions:
34	U.S. Treasury 10 Yr. Notes	Sep. 2006	$3,567,344	$3,579,131	$11,787
25	U.S. Treasury 5 Yr. Notes	Sep. 2006	2,590,234	2,600,473	10,239
2	U.S. Treasury 2 Yr. Notes	June 2006	406,250	408,323	2,073

					$24,099

Interest rate swap agreement outstanding at May 31, 2006:

	Termination	Notional	Fixed	Floating	Unrealized
Counterparty	Date	Amount	Rate	Rate	Depreciation
Morgan Stanley Capital Services, Inc. *	6/15/2026	$1,500,000	4.155%	BMA Municipal Swap Index	$(42,864)

*	Portfolio pays the floating rate and receives the fixed rate.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Series invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Series Fund

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    July 25, 2006

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    July 25, 2006

*	Print the name and title of each signing officer under his or her signature.